SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred revenue			$ 6,391,993	$ 2,561,912
Revenue			2,349,941	758,794
Revenue	$ (11,795,714)	$ (5,343,247)	(18,193,616)	(8,294,804)	[1]
Cost of revenue	$ (5,593,340)	(3,112,654)	$ (9,554,327)	(5,537,346)	[1]
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Revenue		2,099,983		4,483,458
Cost of revenue		$ 2,099,983		$ 4,483,458

[1]	Restatement details in Note 2